Cover	Jun. 23, 2022
Document Type	8-K/A
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends the Current Report on Form 8-K of Pasithea Therapeutics Corp. (the “Company”) filed with the U.S. Securities and Exchange Commission on June 23, 2022 (the “Original Form 8-K”). The Original Form 8-K reported the Company’s election results at its annual meeting of shareholders (the “Meeting”). The purpose of this amendment is to (i) revise the term “Abstain” to “Withheld” with regard to the director election proposal in order to conform with the language used in the Company’s Proxy Statement, and (ii) to report the number of Broker Non-Votes on each matter. No other changes have been made to the Original Form 8-K.
Document Period End Date	Jun. 23, 2022
Entity File Number	001-40804
Entity Registrant Name	Pasithea Therapeutics Corp.
Entity Central Index Key	0001841330
Entity Tax Identification Number	85-1591963
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1111 Lincoln Road
Entity Address, Address Line Two	Suite 500
Entity Address, City or Town	Miami Beach
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33139
City Area Code	(702)
Local Phone Number	514-4174
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common stock, par value $0.0001 per share
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	KTTA
Security Exchange Name	NASDAQ
Warrants to purchase common stock, par value $0.0001 per share
Title of 12(b) Security	Warrants to purchase common stock, par value $0.0001 per share
Trading Symbol	KTTAW
Security Exchange Name	NASDAQ